Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Interest Bearing Deposits Table [Text Block]
	December 31,
(In thousands)	2013	2012
Savings accounts	$6,839,126	$6,694,014
NOW, money market and other interest bearing demand deposits	5,637,985	5,601,261
Total savings, NOW, money market and other interest bearing demand deposits	12,477,111	12,295,275
Certificates of deposit:
Under $100,000	5,101,711	5,666,973
$100,000 and over	3,209,641	3,243,736
Total certificates of deposit	8,311,352	8,910,709
Total interest bearing deposits	$20,788,463	$21,205,984

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2014	$5,387,569
2015	1,287,615
2016	653,010
2017	430,024
2018	481,849
2019 and thereafter	71,285
Total certificates of deposit	$8,311,352